Consolidated Statements of Cash Flows (USD $)	3 Months Ended		63 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014
Cash flows from operating activities:
Net loss	$ (204,272)	$ (252,436)	$ (10,010,742)
Net loss from discontinued operations, net of tax	(1,395)	(989)	(84,092)
Net loss from continuing operations	(202,877)	(251,447)	(9,926,650)
Adjustments to reconcile net loss to net cash used in operating activities:
Stock compensation/amortization of deferred compensation	15,000	60,000	3,891,755
Stock issued in settlement			350,000
Accruals converted to related party loans	131,500	62,500	1,676,234
Depreciation	100	150	1,100
Bad debt expense			350
Loss on disposal of asset	1,925		1,925
Changes in operating assets and liabilties:
(Increase) decrease in accounts receivable		(3,266)	15,936
(Increase) decrease in other assets			(4,063)
Increase in accounts payable, accrued expenses, accrued interest, deferred compensation	39,733	24,126	1,239,733
Increase in due to related parties	15,003	69,768	975,564
Net cash used in operating activities	384	(38,169)	(1,778,116)
Cash Flow from investing activities:
Cash received in reverse merger			10,448
Purchase of equipment			(3,025)
Net cash provided by (used in) investing activities			7,423
Cash Flow from financing activities:
Proceeds from related party loans		17,300	892,555
Proceeds from notes payable			284,500
Contributed capital			710
Issuance of capital stock for cash			522,885
Common stock subscriptions received			6,049
Net cash provided by financing activities		17,300	1,706,699
Net cash used in continuing operations	384	(20,869)	(63,994)
Cash flows from discontiued operations:
Net cash provided by operating activities		403	64,978
Net cash used in investing activities			(600)
Net cash provided by discontinued operations		403	64,378
Net increase (decrease) in cash	384	(20,466)	384
Cash - beginning of period		23,387
Cash - end of period	384	2,921	384
NONCASH ACTIVITIES
Recapitalization for reverse acquisition			(31,908)
Conversion of related party payable to note payable	131,500	62,500	1,646,234
Conversion of debt into common stock			637,125
Cancellation of debt			847,142
Restricted stock issued in settlement			350,000
Common stock subscriptions receivable	(6,054)		(6,054)
Reduction in equity due to spin-off			(60,000)
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Interest paid			$ 28,033